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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: December 31, 2010

If amended report check here:     [_]

This Amendment (check only one):  [_] is a restatement
                                  [_] adds new holding entries

Moelis & Company Holdings LLC
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Name of Institutional Investment Manager

Business Address              399 Park Avenue, 5th Floor    New York, NY 10022
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13F File Number: 028-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Managing Director, General Counsel
Peter Vogelsang                and Chief Compliance Officer     (212) 883-3800
--------------------------  ----------------------------------- ---------------
Name                                      Title                      Phone

Signature, Place and Date of Signing:

/s/ Peter Vogelsang
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399 Park Avenue, 5th Floor
New York, NY 10022
2/14/2011

Report Type:

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number:                  Name:
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028-13835                              P&S Credit Management, L.P.